Initial Public Offering	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Blue Water Acquisition Corp [Member]
Initial Public Offering [Line Items]
Initial Public Offering

Note 3—Initial Public Offering

On December 17, 2020, the Company consummated its Initial Public Offering of 5,750,000 Units, including 750,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $57.5 million, and incurring offering costs of approximately $3.7 million, of which approximately $2.0 million was for deferred underwriting commissions.

Each Unit consists of one share of Class A Common Stock, and one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share, subject to adjustment (see Note 6).

Note 3 — Initial Public Offering

On December 17, 2020, the Company consummated its Initial Public Offering of 5,750,000 Units, including 750,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $57.5 million, and incurring offering costs of approximately $3.7 million, of which approximately $2.0 million was for deferred underwriting commissions.

Each Unit consists of one share of Class A common stock, and one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).